UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Wilson, Kemp & Associates, Inc
Address: 255 E. Brown Street, Suite 200

         Birmingham, MI  48009

13F File Number:  28-14578

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rose Bennett
Title:     VP Compliance
Phone:     248-594-5218

Signature, Place, and Date of Signing:

     Rose Bennett     Birmingham, MI     April 27, 2012

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-10331                      Comerica Bank
       28-12565	                     Comerica Securities

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     123

Form13F Information Table Value Total:     $196,590  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     3979    44602 SH       Sole                                      44602
AFLAC Incorporated             COM              001055102      675    14681 SH       Sole                                      14681
AT&T Inc.                      COM              00206R102     2667    85399 SH       Sole                                      85399
Abbott Laboratories            COM              002824100     2983    48671 SH       Sole                                      48671
Air Products & Chemical        COM              009158106      434     4725 SH       Sole                                       4725
Allstate Corporation           COM              020002101      505    15342 SH       Sole                                      15342
Altria Group                   COM              02209S103      272     8825 SH       Sole                                       8825
Ameren Corporation             COM              023608102      222     6800 SH       Sole                                       6800
American Electric Power        COM              025537101      291     7550 SH       Sole                                       7550
Amgen, Inc.                    COM              031162100      294     4322 SH       Sole                                       4322
Annaly Mortgage Management Inc COM              035710409      244    15400 SH       Sole                                      15400
Applied Materials Inc.         COM              038222105      128    10300 SH       Sole                                      10300
Applied Nanotech Holdings      COM              63007X108        3    11000 SH       Sole                                      11000
Aqua America Inc Com           COM              03836W103      205     9200 SH       Sole                                       9200
Archer Daniels Midland         COM              039483102      209     6597 SH       Sole                                       6597
Automatic Data Processing      COM              053015103     4086    74041 SH       Sole                                      74041
BP PLC                         COM              055622104     2705    60121 SH       Sole                                      60121
Baker Hughes                   COM              057224107      242     5774 SH       Sole                                       5774
Bank of America Corp.          COM              060505104      788    82328 SH       Sole                                      82328
Baxter International           COM              071813109      335     5610 SH       Sole                                       5610
Berkshire Hathaway Inc. Cl. B  COM              084670702      536     6604 SH       Sole                                       6604
Block (H&R) Inc.               COM              093671105      360    21839 SH       Sole                                      21839
Bob Evans Farms                COM              096761101      204     5400 SH       Sole                                       5400
Boeing Company                 COM              097023105     3228    43400 SH       Sole                                      43400
Bristol-Myers Squibb Company   COM              110122108     3367    99770 SH       Sole                                      99770
Caterpillar Tractor Company    COM              149123101      504     4734 SH       Sole                                       4734
Cepheid Com                    COM              15670R107      251     6000 SH       Sole                                       6000
Chevron Corporation            COM              166764100     1972    18398 SH       Sole                                      18398
Chubb Corporation              COM              171232101      815    11786 SH       Sole                                      11786
Cincinnati Financial           COM              172062101      434    12583 SH       Sole                                      12583
Cintas Corporation             COM              172908105      381     9750 SH       Sole                                       9750
Cisco Systems                  COM              17275R102      860    40685 SH       Sole                                      40685
Citigroup                      COM              172967424      957    26192 SH       Sole                                      26192
Clorox Co.                     COM              189054109      234     3400 SH       Sole                                       3400
Coca-Cola Company              COM              191216100     2580    34857 SH       Sole                                      34857
Colgate-Palmolive Company      COM              194162103     1848    18900 SH       Sole                                      18900
Comerica, Inc.                 COM              200340107      885    27362 SH       Sole                                      27362
Computer Sciences Corporation  COM              205363104      559    18656 SH       Sole                                      18656
Conagra Foods, Inc.            COM              205887102      950    36187 SH       Sole                                      36187
ConocoPhillips                 COM              20825C104     1264    16627 SH       Sole                                      16627
Consolidated Edison            COM              209115104      805    13775 SH       Sole                                      13775
Costco Corporation             COM              22160K105      268     2954 SH       Sole                                       2954
Cullen Frost Bankers Inc.      COM              229899109      372     6385 SH       Sole                                       6385
DTE Energy                     COM              233331107      259     4711 SH       Sole                                       4711
Disney (Walt) Company          COM              254687106     3446    78705 SH       Sole                                      78705
Dominion Resources             COM              25746U109      555    10833 SH       Sole                                      10833
Dow Chemical                   COM              260543103     2263    65341 SH       Sole                                      65341
Du Pont (E.I. de Nemours)      COM              263534109     1495    28261 SH       Sole                                      28261
Duke Energy Corp.              COM              26441C105     1788    85096 SH       Sole                                      85096
EMC Corporation                COM              268648102     2136    71475 SH       Sole                                      71475
Emerson Electric Company       COM              291011104     2633    50456 SH       Sole                                      50456
Essex Property Trust Inc.      COM              297178105      227     1500 SH       Sole                                       1500
Exelon Corporation             COM              30161N101      821    20934 SH       Sole                                      20934
Exxon Mobil Corporation        COM              30231G102     9271   106898 SH       Sole                                     106898
Fastenal                       COM              311900104     1221    22576 SH       Sole                                      22576
Fifth Third Bancorp Com        COM              316773100      188    13400 SH       Sole                                      13400
Ford Motor Company             COM              345370860      649    51987 SH       Sole                                      51987
General Dynamics Corporation   COM              369550108      330     4500 SH       Sole                                       4500
General Electric Company       COM              369604103     5672   282586 SH       Sole                                     282586
Gentex Corp.                   COM              371901109      225     9200 SH       Sole                                       9200
HCC Insurance Holdings         COM              404132102      450    14450 SH       Sole                                      14450
Halliburton Company            COM              406216101      845    25450 SH       Sole                                      25450
Heinz H.J. Co.                 COM              423074103      220     4100 SH       Sole                                       4100
Home Depot Incorporated        COM              437076102     1458    28982 SH       Sole                                      28982
Huntington Bancshares Inc.     COM              446150104       87    13500 SH       Sole                                      13500
Illinois Tool Works            COM              452308109      371     6500 SH       Sole                                       6500
Intel Corporation              COM              458140100     4857   172743 SH       Sole                                     172743
International Business Machine COM              459200101    15426    73933 SH       Sole                                      73933
J.P. Morgan Chase & Co.        COM              46625H100     2844    61863 SH       Sole                                      61863
Johnson & Johnson              COM              478160104     6240    94601 SH       Sole                                      94601
KeyCorp                        COM              493267108      182    21400 SH       Sole                                      21400
Kimberly Clark Corp.           COM              494368103     3045    41207 SH       Sole                                      41207
Kraft Foods Inc.               COM              50075N104     2727    71757 SH       Sole                                      71757
Lilly, Eli & Company           COM              532457108     1718    42669 SH       Sole                                      42669
Lincoln National Corporation   COM              534187109      257     9760 SH       Sole                                       9760
Marathon Oil Corp.             COM              565849106      392    12371 SH       Sole                                      12371
Marathon Petroleum Corp.       COM              56585A102      304     7001 SH       Sole                                       7001
Marsh & McLennan Companies     COM              571748102      610    18600 SH       Sole                                      18600
McDonald's Corporation         COM              580135101     3256    33190 SH       Sole                                      33190
Medtronic Inc.                 COM              585055106     1521    38813 SH       Sole                                      38813
Merck & Company                COM              58933Y105     5248   136675 SH       Sole                                     136675
Microsoft Corporation          COM              594918104     2897    89815 SH       Sole                                      89815
NextEra Energy Inc.            COM              65339F101     1526    24982 SH       Sole                                      24982
Nordstrom Inc.                 COM              655664100      348     6250 SH       Sole                                       6250
Novartis AG                    COM              66987V109      341     6160 SH       Sole                                       6160
Nuvasive                       COM              670704105      264    15700 SH       Sole                                      15700
Oracle Systems Corporation     COM              68389X105      251     8600 SH       Sole                                       8600
PNM Resources, Inc.            COM              69349H107      392    21400 SH       Sole                                      21400
Parexel International Corp.    COM              699462107      297    11000 SH       Sole                                      11000
Paychex Inc.                   COM              704326107      823    26546 SH       Sole                                      26546
Pepsico, Incorporated          COM              713448108     7185   108292 SH       Sole                                     108292
Pfizer Incorporated            COM              717081103     5126   226368 SH       Sole                                     226368
Philip Morris Int'l Inc.       COM              718172109      661     7455 SH       Sole                                       7455
Pinnacle West Cap. Corp.       COM              723484101     1394    29105 SH       Sole                                      29105
Plum Creek Timber Co. LP       COM              729251108     1260    30310 SH       Sole                                      30310
Procter & Gamble Company       COM              742718109     3739    55625 SH       Sole                                      55625
Progress Energy Inc.           COM              743263105     2143    40345 SH       Sole                                      40345
Qualcomm Incorporated          COM              747525103     1771    26019 SH       Sole                                      26019
RPM Intl., Inc.                COM              749685103      497    18961 SH       Sole                                      18961
Raytheon Co.                   COM              755111507     1147    21740 SH       Sole                                      21740
Resmed, Inc.                   COM              761152107     1456    47100 SH       Sole                                      47100
Rockwell Automation Inc        COM              773903109     2731    34264 SH       Sole                                      34264
Rockwell Collins, Inc.         COM              774341101      937    16276 SH       Sole                                      16276
Royal Dutch Shell              COM              780259206     1787    25485 SH       Sole                                      25485
Sara Lee Corporation           COM              803111103      207     9600 SH       Sole                                       9600
Schlumberger Ltd.              COM              806857108      547     7828 SH       Sole                                       7828
Southern Company               COM              842587107      580    12911 SH       Sole                                      12911
Spectra Energy Corp.           COM              847560109     1535    48653 SH       Sole                                      48653
Starbucks Corp                 COM              855244109      349     6250 SH       Sole                                       6250
Stryker Corporation            COM              863667101      730    13152 SH       Sole                                      13152
SunTrust Banks                 COM              867914103      544    22500 SH       Sole                                      22500
Sysco Corporation              COM              871829107      315    10533 SH       Sole                                      10533
Target Corporation             COM              87612E106     2021    34681 SH       Sole                                      34681
Texas Instruments              COM              882508104      270     8040 SH       Sole                                       8040
The Hershey Company            COM              427866108     1049    17100 SH       Sole                                      17100
Travelers Inc.                 COM              89417E109      481     8119 SH       Sole                                       8119
United Parcel Service Cl B     COM              911312106     1496    18533 SH       Sole                                      18533
United Technologies Company    COM              913017109      260     3135 SH       Sole                                       3135
Verizon Communications         COM              92343V104     2459    64319 SH       Sole                                      64319
Vodafone Group PLC             COM              92857W209     2863   103463 SH       Sole                                     103463
Wal-Mart Stores                COM              931142103     8108   132489 SH       Sole                                     132489
Walgreen Co.                   COM              931422109     2217    66194 SH       Sole                                      66194
Wells Fargo & Co.              COM              949746101     1449    42447 SH       Sole                                      42447